Share Capital (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Share Capital Details
Net loss for the year	$ (87,354)	$ (25,686)	$ (3,487,757)	$ (479,341)
Weighted average number of shares (basic and diluted)	67,265,996	3,403,907	40,460,153	125,801
Loss per weighted average share (basic and diluted)				$ (4)